Stock Incentive Plan - Share-Based Payment Arrangement, Activity (Details) - $ / shares		3 Months Ended		12 Months Ended
	Mar. 04, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding		3,646,921	3,940,536	3,940,536	3,421,724
Number of options granted		0	0		541,208
Number of options cancelled				(293,615)	(22,396)
Number of options outstanding				3,646,921	3,940,536	3,421,724
Number of options vested and exercisable and expected to vest				3,433,227
Number of options vested and exercisable				3,371,096
Beginning balance, outstanding, weighted-average exercise price (in dollars per share)		$ 8.50	$ 8.46	$ 8.46	$ 8.77
Weighted - average exercise price granted					6.5
Weighted - average exercise price cancelled				7.9	8.5
Ending balance, outstanding, weighted-average exercise price (in dollars per share)				8.50	$ 8.46	$ 8.77
Weighted - average exercise price outstanding vested and exercisable and expected to vest				8.54
Weighted - average exercise price outstanding vested and exercisable				$ 8.57
Weighted - average remaining contractual life (years) outstanding				6 years 10 months 24 days	8 years 4 months 24 days	9 years 2 months 12 days
Weighted - average remaining contractual life (years) vested and exercisable and expected to vest				6 years 8 months 12 days
Weighted - average remaining contractual life (years) vested and exercisable				6 years 9 months 18 days
Number of Options
Ending balance, outstanding (in shares)		0
Weighted- Average Exercise Price
Beginning balance, outstanding, weighted-average exercise price (in dollars per share)		$ 8.50	$ 8.46	$ 8.46	$ 8.77
Terminated pursuant to Business Combination Agreement, weighted-average exercise price (in dollars per share)				7.9	8.5
Ending balance, outstanding, weighted-average exercise price (in dollars per share)				$ 8.50	$ 8.46	$ 8.77
Weighted-Average Remaining Contractual Life (years)
Outstanding, weighted-average remaining contractual term (in years)				6 years 10 months 24 days	8 years 4 months 24 days	9 years 2 months 12 days
QT Imaging Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning balance, outstanding, weighted-average exercise price (in dollars per share)		24.8
Weighted - average exercise price cancelled		24.83
Ending balance, outstanding, weighted-average exercise price (in dollars per share)		$ 0		$ 24.8
Weighted - average remaining contractual life (years) outstanding				6 years 10 months 24 days
Number of Options
Beginning balance, outstanding (in shares)		1,249,809
Cancelled (in shares)		(12,128)
Terminated pursuant to Business Combination Agreement (in shares)	(1,237,681)	(1,237,681)
Ending balance, outstanding (in shares)		0		1,249,809
Weighted- Average Exercise Price
Beginning balance, outstanding, weighted-average exercise price (in dollars per share)		$ 24.8
Cancelled, weighted-average exercise price (in dollars per share)		22.4
Terminated pursuant to Business Combination Agreement, weighted-average exercise price (in dollars per share)		24.83
Ending balance, outstanding, weighted-average exercise price (in dollars per share)		$ 0		$ 24.8
Weighted-Average Remaining Contractual Life (years)
Outstanding, weighted-average remaining contractual term (in years)				6 years 10 months 24 days